VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005 CHICAGO • NEW YORK CITY • WASHINGTON. D.C.

September 16, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Definitive Proxy Materials for Nuveen Multi-Strategy Income and Growth Fund 2 (JQC), File No. 811-21333 (the “Registrant”)
To the Commission:
     On behalf of the Registrant, electronically transmitted herewith is a definitive proxy statement and form of proxy for the Special Meeting of Shareholders to be held Friday, November 18, 2011. Please call the undersigned at (312) 609-7796 or Deborah Bielicke Eades at (312) 609-7661 with any questions or comments regarding this filing.

Sincerely,
/s/ Abigail J. Murray